As filed with the Securities and Exchange Commission on March 21, 2011
Registration Nos. 33-22884
811-05577

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 56

The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)
Registrant’s Telephone Number:
1-800-442-8299
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 54 to the Registration Statement of The Glenmede Fund Inc. (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s PEA No. 53 on Form N-1A filed on February 25, 2011. This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 53 to the Registrant’s Registration Statement.

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 54 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 54 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 21st day of March, 2011.

THE GLENMEDE FUND, INC.
By /s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer (Chief Executive Officer and Chief Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of March, 2011.

Signature	Title	Date

* G. Thompson Pew, Jr.	Chairman	March 21, 2011

/s/ Mary Ann B. Wirts	President	March 21, 2011
Mary Ann B. Wirts	(Chief Executive Officer) and Treasurer (Chief Financial Officer)

* H. Franklin Allen, Ph.D.	Director	March 21, 2011

* Susan W. Catherwood	Director	March 21, 2011

* William L. Cobb, Jr.	Director	March 21, 2011

* Gail E. Keppler	Director	March 21, 2011

* Francis J. Palamara	Director	March 21, 2011

* Harry Wong	Director	March 21, 2011

*By	/s/ Michael P. Malloy Michael P. Malloy, Attorney-in-fact